Annual Total Returns[BarChart] - Federated Hermes Muni and Stock Advantage Fund - A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	11.67%	9.07%	8.79%	7.00%	(0.97%)	6.23%	11.09%	(5.24%)	13.19%	8.48%